General and Administrative Expenses	6 Months Ended
Jun. 30, 2019
General and Administrative Expenses
General and Administrative Expenses

10. General and Administrative Expenses

An analysis of general and administrative expenses is as follows:

	For the three months ended		For the six months ended
	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019
Employee costs	4,677	5,123	11,628	10,422
Share-based compensation	1,329	1,120	2,515	2,321
Other expenses	4,346	4,929	8,222	8,806
Total	10,352	11,172	22,365	21,549